Schedule of Investments (unaudited)
July 31, 2024
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.9%
Axon Enterprise, Inc.(a)	1,372	$ 411,614
Boeing Co. (The)(a)	11,753	2,240,122
General Dynamics Corp.	4,388	1,310,739
General Electric Co.	20,985	3,571,647
HEICO Corp.	819	197,657
HEICO Corp., Class A	1,444	274,519
Howmet Aerospace, Inc.	7,815	747,896
Huntington Ingalls Industries, Inc.	761	213,065
L3Harris Technologies, Inc.	3,630	823,611
Lockheed Martin Corp.	4,088	2,215,369
Northrop Grumman Corp.	2,837	1,374,016
RTX Corp.	25,490	2,994,820
Textron, Inc.(b)	3,660	340,014
TransDigm Group, Inc.	1,075	1,391,286
		18,106,375
Air Freight & Logistics — 0.4%
Expeditors International of Washington, Inc.	2,692	336,015
FedEx Corp.	4,344	1,312,974
United Parcel Service, Inc., Class B	14,012	1,826,745
		3,475,734
Automobile Components — 0.0%
Aptiv PLC(a)	5,216	361,938
Automobiles — 1.5%
Ford Motor Co.	75,114	812,734
General Motors Co.	21,885	969,943
Tesla, Inc.(a)	53,300	12,369,331
		14,152,008
Banks — 3.2%
Bank of America Corp.	130,550	5,262,470
Citigroup, Inc.	36,503	2,368,315
Citizens Financial Group, Inc.	8,595	366,749
Fifth Third Bancorp	13,043	552,241
First Citizens BancShares, Inc., Class A	239	498,958
Huntington Bancshares, Inc.	27,706	414,205
JPMorgan Chase & Co.	55,110	11,727,408
KeyCorp	18,218	293,856
M&T Bank Corp.	3,197	550,427
PNC Financial Services Group, Inc. (The)	7,667	1,388,494
Regions Financial Corp.	18,002	402,705
Truist Financial Corp.	25,704	1,148,712
U.S. Bancorp	29,754	1,335,359
Wells Fargo & Co.	66,972	3,974,119
		30,284,018
Beverages — 1.3%
Brown-Forman Corp., Class A	922	42,034
Brown-Forman Corp., Class B, NVS	5,866	264,909
Celsius Holdings, Inc.(a)(b)	3,058	143,206
Coca-Cola Co. (The)	75,060	5,009,504
Constellation Brands, Inc., Class A	3,112	762,938
Keurig Dr. Pepper, Inc.	20,873	715,527
Molson Coors Beverage Co., Class B	3,409	180,166
Monster Beverage Corp.(a)	15,009	772,213
PepsiCo, Inc.	26,411	4,560,387
		12,450,884
Biotechnology — 2.1%
AbbVie, Inc.	33,916	6,285,313
Alnylam Pharmaceuticals, Inc.(a)	2,408	571,804
Amgen, Inc.	10,281	3,418,124
Security	Shares	Value
Biotechnology (continued)
Biogen, Inc.(a)	2,779	$ 592,483
BioMarin Pharmaceutical, Inc.(a)	3,640	306,961
Exact Sciences Corp.(a)	3,540	161,707
Gilead Sciences, Inc.	23,916	1,819,051
Incyte Corp.(a)	3,148	204,840
Moderna, Inc.(a)(b)	6,438	767,538
Natera, Inc.(a)	2,346	240,207
Neurocrine Biosciences, Inc.(a)	1,891	267,709
Regeneron Pharmaceuticals, Inc.(a)	2,030	2,190,756
Sarepta Therapeutics, Inc.(a)	1,750	248,920
United Therapeutics Corp.(a)	734	229,955
Vertex Pharmaceuticals, Inc.(a)	4,945	2,451,336
		19,756,704
Broadline Retail — 3.9%
Amazon.com, Inc.(a)	180,570	33,762,979
Coupang, Inc., Class A(a)	22,582	468,576
eBay, Inc.	9,729	541,030
MercadoLibre, Inc.(a)(b)	939	1,567,097
		36,339,682
Building Products — 0.6%
A. O. Smith Corp.	2,332	198,313
Advanced Drainage Systems, Inc.	1,356	240,066
Allegion PLC	1,695	231,893
Builders FirstSource, Inc.(a)	2,366	395,997
Carlisle Cos., Inc.	914	382,582
Carrier Global Corp.	16,179	1,101,952
Johnson Controls International PLC	13,022	931,594
Lennox International, Inc.	611	356,519
Masco Corp.	4,343	338,103
Owens Corning	1,709	318,523
Trane Technologies PLC	4,353	1,455,121
		5,950,663
Capital Markets — 3.1%
Ameriprise Financial, Inc.	1,906	819,713
Ares Management Corp., Class A	3,532	541,102
Bank of New York Mellon Corp. (The)	14,337	932,909
BlackRock, Inc.(c)	2,852	2,499,778
Blackstone, Inc., Class A, NVS	13,715	1,949,587
Carlyle Group, Inc. (The)	4,052	201,547
Charles Schwab Corp. (The)	27,548	1,795,854
CME Group, Inc., Class A	6,936	1,343,573
Coinbase Global, Inc., Class A(a)(b)	3,787	849,651
FactSet Research Systems, Inc.	723	298,664
Franklin Resources, Inc.	5,667	129,604
Goldman Sachs Group, Inc. (The)	6,216	3,164,131
Interactive Brokers Group, Inc., Class A	2,038	243,072
Intercontinental Exchange, Inc.	11,023	1,670,646
KKR & Co., Inc., Class A	12,699	1,567,692
LPL Financial Holdings, Inc.	1,451	321,426
Moody’s Corp.	3,033	1,384,504
Morgan Stanley	24,101	2,487,464
Morningstar, Inc.	499	158,507
MSCI, Inc., Class A	1,515	819,251
Nasdaq, Inc.	7,437	503,336
Northern Trust Corp.	4,009	355,398
Raymond James Financial, Inc.	3,649	423,284
Robinhood Markets, Inc., Class A(a)	9,844	202,491
S&P Global, Inc.	6,011	2,913,712
State Street Corp.	5,776	490,787

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
T Rowe Price Group, Inc.	4,238	$ 484,022
Tradeweb Markets, Inc., Class A	2,227	248,711
		28,800,416
Chemicals — 1.4%
Air Products & Chemicals, Inc.	4,261	1,124,265
Albemarle Corp.	2,236	209,446
Celanese Corp., Class A	2,089	294,862
CF Industries Holdings, Inc.	3,426	261,712
Corteva, Inc.	13,326	747,589
Dow, Inc.	13,402	730,007
DuPont de Nemours, Inc.	8,024	671,609
Eastman Chemical Co.	2,311	238,796
Ecolab, Inc.	4,880	1,125,767
International Flavors & Fragrances, Inc.	4,919	489,342
Linde PLC	9,216	4,179,456
LyondellBasell Industries NV, Class A	4,988	496,107
Mosaic Co. (The)	6,264	186,479
PPG Industries, Inc.	4,551	577,886
RPM International, Inc.	2,390	290,289
Sherwin-Williams Co. (The)	4,496	1,577,197
Westlake Corp.	683	100,988
		13,301,797
Commercial Services & Supplies — 0.6%
Cintas Corp.	1,686	1,288,003
Clean Harbors, Inc.(a)	983	234,672
Copart, Inc.(a)	16,767	877,417
Republic Services, Inc.	3,920	761,734
Rollins, Inc.	5,676	271,937
Tetra Tech, Inc.	1,019	217,292
Veralto Corp.	4,466	475,897
Waste Management, Inc.	7,081	1,435,035
		5,561,987
Communications Equipment — 0.8%
Arista Networks, Inc.(a)	4,907	1,700,521
Cisco Systems, Inc.	77,436	3,751,774
F5, Inc.(a)	1,107	225,429
Juniper Networks, Inc.	6,072	228,854
Motorola Solutions, Inc.	3,203	1,277,741
		7,184,319
Construction & Engineering — 0.2%
AECOM	2,643	239,482
Comfort Systems U.S.A., Inc.	685	227,708
EMCOR Group, Inc.	897	336,769
Quanta Services, Inc.(b)	2,802	743,595
		1,547,554
Construction Materials — 0.3%
CRH PLC	13,188	1,130,212
Martin Marietta Materials, Inc.	1,191	706,680
Vulcan Materials Co.	2,550	700,000
		2,536,892
Consumer Finance — 0.6%
Ally Financial, Inc.	5,197	233,917
American Express Co.	10,985	2,779,644
Capital One Financial Corp.	7,301	1,105,371
Discover Financial Services	4,801	691,296
Synchrony Financial	7,588	385,395
		5,195,623
Consumer Staples Distribution & Retail — 1.9%
Albertsons Cos., Inc., Class A	7,523	149,181
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
BJ’s Wholesale Club Holdings, Inc.(a)(b)	2,366	$ 208,113
Casey’s General Stores, Inc.	723	280,408
Costco Wholesale Corp.	8,524	7,006,728
Dollar General Corp.	4,230	509,250
Dollar Tree, Inc.(a)	3,956	412,769
Kroger Co. (The)	12,890	702,505
Performance Food Group Co.(a)	3,000	207,000
Sysco Corp.	9,569	733,464
Target Corp.	8,892	1,337,446
U.S. Foods Holding Corp.(a)	4,406	239,642
Walgreens Boots Alliance, Inc.	13,647	161,990
Walmart, Inc.	83,453	5,728,214
		17,676,710
Containers & Packaging — 0.3%
Amcor PLC	27,556	290,165
Avery Dennison Corp.	1,542	334,352
Ball Corp.	6,051	386,235
Crown Holdings, Inc.	2,345	208,001
International Paper Co.	6,594	306,489
Packaging Corp. of America	1,711	341,978
Smurfit WestRock PLC	9,586	429,836
		2,297,056
Distributors — 0.1%
Genuine Parts Co.	2,698	396,903
LKQ Corp.	5,088	211,152
Pool Corp.	735	274,919
		882,974
Diversified Consumer Services — 0.0%
Service Corp. International	2,829	226,065
Diversified REITs — 0.0%
WP Carey, Inc.	4,207	243,207
Diversified Telecommunication Services — 0.6%
AT&T Inc.	137,420	2,645,335
Verizon Communications, Inc.	80,761	3,272,436
		5,917,771
Electric Utilities — 1.5%
Alliant Energy Corp.	4,940	274,960
American Electric Power Co., Inc.	10,143	995,231
Avangrid, Inc.	1,297	46,264
Constellation Energy Corp.	6,044	1,147,151
Duke Energy Corp.	14,769	1,613,809
Edison International	7,323	585,913
Entergy Corp.	4,083	473,506
Evergy, Inc.	4,409	255,722
Eversource Energy	6,722	436,325
Exelon Corp.	19,197	714,128
FirstEnergy Corp.	9,755	408,832
NextEra Energy, Inc.	39,410	3,010,530
NRG Energy, Inc.	3,997	300,454
PG&E Corp.	41,010	748,433
PPL Corp.	14,061	417,893
Southern Co. (The)	20,951	1,749,828
Xcel Energy, Inc.	10,555	615,145
		13,794,124
Electrical Equipment — 0.8%
AMETEK, Inc.	4,418	766,435
Eaton Corp. PLC	7,671	2,338,044
Emerson Electric Co.	10,922	1,279,075
GE Vernova, Inc.(a)	5,265	938,434

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
Hubbell, Inc.	1,027	$ 406,333
nVent Electric PLC	3,171	230,310
Regal Rexnord Corp.	1,305	209,687
Rockwell Automation, Inc.	2,213	616,652
Vertiv Holdings Co., Class A	6,939	546,099
		7,331,069
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	22,964	1,475,667
CDW Corp.	2,583	563,378
Corning, Inc.	14,904	596,309
Flex Ltd.(a)	7,824	251,542
Jabil, Inc.	2,270	255,761
Keysight Technologies, Inc.(a)	3,388	472,863
TD SYNNEX Corp.	1,002	119,408
TE Connectivity Ltd.	5,877	906,998
Teledyne Technologies, Inc.(a)	905	381,783
Trimble, Inc.(a)	4,567	249,084
Zebra Technologies Corp., Class A(a)	973	341,708
		5,614,501
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	19,199	743,385
Halliburton Co.	16,889	585,711
Schlumberger NV	27,519	1,328,892
		2,657,988
Entertainment — 1.2%
Electronic Arts, Inc.	4,691	708,060
Liberty Media Corp. - Liberty Formula One, Class A(a)	479	35,432
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	3,992	322,833
Live Nation Entertainment, Inc.(a)	2,845	273,661
Netflix, Inc.(a)	8,278	5,201,481
ROBLOX Corp., Class A(a)	10,041	416,902
Take-Two Interactive Software, Inc.(a)	3,075	462,880
Walt Disney Co. (The)	35,160	3,294,140
Warner Bros Discovery, Inc., Class A(a)	42,910	371,171
		11,086,560
Financial Services — 4.0%
Apollo Global Management, Inc.	7,663	960,250
Berkshire Hathaway, Inc., Class B(a)	34,591	15,168,153
Block, Inc., Class A(a)	10,668	660,136
Corpay, Inc.(a)	1,314	383,451
Equitable Holdings, Inc.	6,011	262,140
Fidelity National Information Services, Inc.	10,776	827,920
Fiserv, Inc.(a)	11,161	1,825,605
Global Payments, Inc.	4,864	494,377
Jack Henry & Associates, Inc.	1,389	238,186
Mastercard, Inc., Class A	15,842	7,346,094
PayPal Holdings, Inc.(a)	20,074	1,320,468
Visa, Inc., Class A	30,240	8,033,861
		37,520,641
Food Products — 0.7%
Archer-Daniels-Midland Co.	9,460	586,615
Bunge Global SA	2,796	294,223
Campbell Soup Co.	3,812	178,630
Conagra Brands, Inc.	9,163	277,822
General Mills, Inc.	10,940	734,512
Hershey Co. (The)	2,833	559,461
Hormel Foods Corp.	5,666	181,935
J M Smucker Co. (The)	2,020	238,259
Kellanova	5,016	291,680
Security	Shares	Value
Food Products (continued)
Kraft Heinz Co. (The)	17,177	$ 604,802
Lamb Weston Holdings, Inc.	2,778	166,736
McCormick & Co., Inc., NVS	4,874	375,347
Mondelez International, Inc., Class A	25,768	1,761,243
Tyson Foods, Inc., Class A	5,397	328,677
		6,579,942
Gas Utilities — 0.0%
Atmos Energy Corp.	2,831	362,028
Ground Transportation — 1.0%
CSX Corp.	37,554	1,318,145
JB Hunt Transport Services, Inc.	1,597	276,521
Norfolk Southern Corp.	4,359	1,087,832
Old Dominion Freight Line, Inc.	3,667	770,730
Saia, Inc.(a)	512	213,939
Uber Technologies, Inc.(a)	38,634	2,490,734
U-Haul Holding Co.(a)	181	12,089
U-Haul Holding Co., NVS	1,877	119,621
Union Pacific Corp.	11,694	2,885,261
XPO, Inc.(a)	2,235	256,779
		9,431,651
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	33,316	3,529,497
Align Technology, Inc.(a)	1,468	340,400
Baxter International, Inc.	9,864	353,328
Becton Dickinson & Co.	5,579	1,344,874
Boston Scientific Corp.(a)	28,088	2,075,141
Cooper Cos., Inc. (The)	3,851	359,414
Dexcom, Inc.(a)	7,624	517,060
Edwards Lifesciences Corp.(a)	11,593	730,939
GE HealthCare Technologies, Inc.	7,538	637,941
Hologic, Inc.(a)	4,474	365,123
IDEXX Laboratories, Inc.(a)	1,585	754,650
Insulet Corp.(a)	1,337	259,846
Intuitive Surgical, Inc.(a)	6,775	3,012,233
Medtronic PLC	25,191	2,023,341
ResMed, Inc.	2,830	603,497
Solventum Corp.(a)	2,658	156,503
STERIS PLC	1,906	455,077
Stryker Corp.	6,911	2,263,007
Teleflex, Inc.	864	190,875
Zimmer Biomet Holdings, Inc.	3,952	440,055
		20,412,801
Health Care Providers & Services — 2.5%
Cardinal Health, Inc.	4,751	479,043
Cencora, Inc.	3,318	789,286
Centene Corp.(a)	10,156	781,199
Cigna Group (The)	5,441	1,897,113
CVS Health Corp.	24,092	1,453,470
DaVita, Inc.(a)(b)	960	131,155
Elevance Health, Inc.	4,455	2,370,194
HCA Healthcare, Inc.	3,738	1,357,081
Humana, Inc.	2,310	835,319
Labcorp Holdings, Inc.	1,633	351,814
McKesson Corp.	2,497	1,540,699
Molina Healthcare, Inc.(a)	1,108	378,127
Quest Diagnostics, Inc.	2,143	304,949
Tenet Healthcare Corp.(a)	1,858	278,143
UnitedHealth Group, Inc.	17,663	10,176,714
Universal Health Services, Inc., Class B	1,130	241,549
		23,365,855

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	2,984	$ 349,993
Healthpeak Properties, Inc.	13,606	296,883
Ventas, Inc.	7,730	420,821
Welltower, Inc.	11,486	1,277,818
		2,345,515
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A(a)	2,817	540,667
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	13,430	235,159
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc., Class A(a)	8,176	1,141,042
Booking Holdings, Inc.	650	2,414,756
Carnival Corp.(a)	19,182	319,572
Chipotle Mexican Grill, Inc.(a)	26,200	1,423,184
Churchill Downs, Inc.	1,385	198,831
Darden Restaurants, Inc.	2,337	341,880
Domino’s Pizza, Inc.	668	286,372
DoorDash, Inc., Class A(a)	5,895	652,694
DraftKings, Inc., Class A(a)	8,988	332,107
Expedia Group, Inc.(a)	2,431	310,366
Hilton Worldwide Holdings, Inc.	4,707	1,010,452
Las Vegas Sands Corp.	7,800	309,426
Marriott International, Inc., Class A	4,653	1,057,627
McDonald’s Corp.	13,887	3,685,610
MGM Resorts International(a)	4,634	199,123
Royal Caribbean Cruises Ltd.(a)(b)	4,491	703,829
Starbucks Corp.	21,797	1,699,076
Wingstop, Inc.	565	211,242
Wynn Resorts Ltd.	1,845	152,803
Yum! Brands, Inc.	5,406	718,079
		17,168,071
Household Durables — 0.4%
DR Horton, Inc.	5,839	1,050,611
Garmin Ltd.	2,948	504,845
Lennar Corp., Class A	4,591	812,286
Lennar Corp., Class B(b)	155	25,569
NVR, Inc.(a)	59	507,841
PulteGroup, Inc.	4,033	532,356
Toll Brothers, Inc.	1,978	282,280
TopBuild Corp.(a)	610	291,910
		4,007,698
Household Products — 1.1%
Church & Dwight Co., Inc.	4,781	468,586
Clorox Co. (The)	2,411	318,083
Colgate-Palmolive Co.	15,780	1,565,218
Kimberly-Clark Corp.	6,508	878,905
Procter & Gamble Co. (The)	45,314	7,284,679
		10,515,471
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	13,625	242,389
Vistra Corp.	6,217	492,510
		734,899
Industrial Conglomerates — 0.4%
3M Co.	10,660	1,359,683
Honeywell International, Inc.	12,509	2,561,218
		3,920,901
Industrial REITs — 0.2%
Prologis, Inc.	17,757	2,238,270
Security	Shares	Value
Insurance — 2.2%
Aflac, Inc.	9,944	$ 948,459
Allstate Corp. (The)	5,043	862,958
American Financial Group, Inc.	1,365	178,760
American International Group, Inc.	12,724	1,008,123
Aon PLC, Class A	4,164	1,367,916
Arch Capital Group Ltd.(a)	7,144	684,252
Arthur J. Gallagher & Co.	4,173	1,183,004
Brown & Brown, Inc.	4,696	466,923
Chubb Ltd.	7,761	2,139,397
Cincinnati Financial Corp.	2,982	389,509
Erie Indemnity Co., Class A, NVS	488	215,281
Everest Group Ltd.	836	328,439
Fidelity National Financial, Inc., Class A	4,936	273,504
Hartford Financial Services Group, Inc. (The)	5,653	627,031
Loews Corp.	3,504	280,145
Markel Group, Inc.(a)	245	401,518
Marsh & McLennan Cos., Inc.	9,467	2,107,070
MetLife, Inc.	11,461	880,778
Principal Financial Group, Inc.	4,572	372,664
Progressive Corp. (The)	11,263	2,411,634
Prudential Financial, Inc.	6,957	871,851
Reinsurance Group of America, Inc.	1,222	275,475
RenaissanceRe Holdings Ltd.	989	229,359
Travelers Cos., Inc. (The)	4,393	950,821
Unum Group	3,142	180,759
W. R. Berkley Corp.	5,875	323,889
Willis Towers Watson PLC	1,988	561,173
		20,520,692
Interactive Media & Services — 6.1%
Alphabet, Inc., Class A	112,840	19,356,574
Alphabet, Inc., Class C, NVS	100,565	17,412,830
Meta Platforms, Inc., Class A	42,098	19,989,393
Pinterest, Inc., Class A(a)	11,433	365,284
Snap, Inc., Class A, NVS(a)	20,754	276,443
		57,400,524
IT Services — 1.3%
Accenture PLC, Class A	12,060	3,987,277
Akamai Technologies, Inc.(a)	2,882	283,243
Cloudflare, Inc., Class A(a)(b)	5,710	442,525
Cognizant Technology Solutions Corp., Class A	9,684	732,885
EPAM Systems, Inc.(a)	1,098	236,213
Gartner, Inc.(a)	1,459	731,236
GoDaddy, Inc., Class A(a)	2,528	367,698
International Business Machines Corp.	17,596	3,380,895
MongoDB, Inc., Class A(a)	1,363	343,967
Okta, Inc., Class A(a)	3,022	283,887
Snowflake, Inc., Class A(a)	6,271	817,613
Twilio, Inc., Class A(a)	3,249	192,113
VeriSign, Inc.(a)	1,659	310,250
		12,109,802
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	5,615	793,961
Avantor, Inc.(a)	12,562	336,034
Bio-Techne Corp.	3,005	245,178
Bruker Corp.	1,778	121,811
Charles River Laboratories International, Inc.(a)	983	239,950
Danaher Corp.	12,974	3,594,836
Illumina, Inc.(a)	3,065	375,769
IQVIA Holdings, Inc.(a)	3,528	868,699
Medpace Holdings, Inc.(a)	483	184,757
Mettler-Toledo International, Inc.(a)	408	620,580

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
Revvity, Inc.	2,354	$ 295,686
Thermo Fisher Scientific, Inc.	7,333	4,497,622
Waters Corp.(a)	1,150	386,722
West Pharmaceutical Services, Inc.	1,399	428,332
		12,989,937
Machinery — 1.7%
Caterpillar, Inc.	9,395	3,252,549
CNH Industrial NV	17,416	185,480
Cummins, Inc.	2,611	761,890
Deere & Co.	4,865	1,809,683
Dover Corp.	2,637	485,894
Fortive Corp.	6,721	482,904
Graco, Inc.	3,243	275,817
IDEX Corp.	1,450	302,296
Illinois Tool Works, Inc.	5,715	1,413,205
Ingersoll Rand, Inc.(b)	7,761	779,204
Lincoln Electric Holdings, Inc.	1,107	227,389
Nordson Corp.	986	246,825
Otis Worldwide Corp.	7,767	733,982
PACCAR, Inc.	9,843	971,110
Parker-Hannifin Corp.	2,466	1,383,821
Pentair PLC	3,232	283,996
Snap-on, Inc.	1,010	289,900
Stanley Black & Decker, Inc.	2,995	316,332
Westinghouse Air Brake Technologies Corp.	3,368	542,753
Xylem, Inc.	4,644	619,974
		15,365,004
Media — 0.6%
Charter Communications, Inc., Class A(a)(b)	1,893	718,810
Comcast Corp., Class A	75,192	3,103,174
Fox Corp., Class A, NVS	4,459	169,620
Fox Corp., Class B	2,632	93,252
Interpublic Group of Cos., Inc. (The)	7,294	234,648
News Corp., Class A, NVS	7,304	201,444
News Corp., Class B	1,964	55,954
Omnicom Group, Inc.	3,663	359,121
Sirius XM Holdings, Inc.(b)	11,589	39,982
Trade Desk, Inc. (The), Class A(a)	8,548	768,294
		5,744,299
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	27,463	1,247,095
Newmont Corp.	22,117	1,085,281
Nucor Corp.	4,592	748,221
Reliance, Inc.	1,102	335,625
Southern Copper Corp.	1,707	181,983
Steel Dynamics, Inc.	2,833	377,412
		3,975,617
Multi-Utilities — 0.6%
Ameren Corp.	5,112	405,228
CenterPoint Energy, Inc.	12,025	333,694
CMS Energy Corp.	5,641	365,537
Consolidated Edison, Inc.	6,658	649,288
Dominion Energy, Inc.	15,992	854,932
DTE Energy Co.	3,979	479,589
NiSource, Inc.	8,618	269,312
Public Service Enterprise Group, Inc.	9,553	762,043
Sempra	12,146	972,409
WEC Energy Group, Inc.	6,053	520,921
		5,612,953
Security	Shares	Value
Office REITs — 0.0%
BXP, Inc.	3,023	$ 215,570
Oil, Gas & Consumable Fuels — 3.4%
Antero Resources Corp.(a)	5,473	158,827
APA Corp.	7,110	221,761
Cheniere Energy, Inc.	4,389	801,607
Chesapeake Energy Corp.(b)	2,029	154,874
Chevron Corp.	33,031	5,300,485
ConocoPhillips	22,444	2,495,773
Coterra Energy, Inc.	14,363	370,565
Devon Energy Corp.	12,046	566,523
Diamondback Energy, Inc.	3,300	667,623
EOG Resources, Inc.	11,018	1,397,082
EQT Corp.	10,835	373,916
Exxon Mobil Corp.	86,610	10,271,080
Hess Corp.	5,365	823,098
HF Sinclair Corp.	3,193	164,344
Kinder Morgan, Inc.	37,894	800,700
Marathon Oil Corp.	10,824	303,613
Marathon Petroleum Corp.	6,762	1,197,009
Occidental Petroleum Corp.	12,109	736,469
ONEOK, Inc.	11,219	934,879
Ovintiv, Inc.	4,979	231,225
Phillips 66	8,128	1,182,462
Targa Resources Corp.	4,229	572,099
Texas Pacific Land Corp.	368	310,923
Valero Energy Corp.	6,263	1,012,852
Williams Cos., Inc. (The)	23,425	1,005,870
		32,055,659
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	12,383	532,717
Southwest Airlines Co.	11,565	311,561
United Airlines Holdings, Inc.(a)	6,248	283,784
		1,128,062
Personal Care Products — 0.1%
Coty, Inc., Class A(a)	7,335	72,983
Estee Lauder Cos., Inc. (The), Class A	4,480	446,253
Kenvue, Inc.	33,420	617,936
		1,137,172
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	39,030	1,856,267
Eli Lilly & Co.	16,249	13,068,583
Johnson & Johnson	46,244	7,299,616
Merck & Co., Inc.	48,679	5,507,055
Pfizer, Inc.(a)	108,834	3,323,790
Royalty Pharma PLC, Class A	7,706	217,078
Viatris, Inc.	22,630	272,918
Zoetis, Inc., Class A	8,855	1,594,254
		33,139,561
Professional Services — 0.7%
Automatic Data Processing, Inc.	7,923	2,080,738
Booz Allen Hamilton Holding Corp., Class A	2,462	352,829
Broadridge Financial Solutions, Inc.	2,251	481,714
Dayforce, Inc.(a)(b)	2,849	168,889
Equifax, Inc.	2,371	662,386
Jacobs Solutions, Inc.	2,437	356,655
Leidos Holdings, Inc.	2,579	372,408
Paychex, Inc.	6,245	799,485
Paycom Software, Inc.	950	158,451
SS&C Technologies Holdings, Inc.	4,220	307,849

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services (continued)
TransUnion	3,717	$ 335,496
Verisk Analytics, Inc.	2,741	717,457
		6,794,357
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	5,899	664,876
CoStar Group, Inc.(a)	7,821	610,195
		1,275,071
Residential REITs — 0.4%
American Homes 4 Rent, Class A	6,336	228,666
AvalonBay Communities, Inc.	2,717	556,768
Camden Property Trust	2,099	232,464
Equity LifeStyle Properties, Inc.	3,466	238,045
Equity Residential	6,594	459,140
Essex Property Trust, Inc.	1,232	342,940
Invitation Homes, Inc.	10,992	387,688
Mid-America Apartment Communities, Inc.	2,218	310,010
Sun Communities, Inc.	2,381	301,744
UDR, Inc.	5,750	230,402
		3,287,867
Retail REITs — 0.3%
Kimco Realty Corp.	12,915	280,643
Realty Income Corp.	16,725	960,517
Regency Centers Corp.	3,242	218,316
Simon Property Group, Inc.	5,891	903,915
		2,363,391
Semiconductors & Semiconductor Equipment — 10.8%
Advanced Micro Devices, Inc.(a)	30,972	4,474,835
Analog Devices, Inc.	9,541	2,207,597
Applied Materials, Inc.	15,890	3,371,858
Astera Labs, Inc.(a)(b)	481	21,087
Broadcom, Inc.	87,330	14,032,184
Enphase Energy, Inc.(a)	2,608	300,207
Entegris, Inc.	2,879	340,557
First Solar, Inc.(a)	1,961	423,556
Intel Corp.	81,775	2,513,763
KLA Corp.	2,586	2,128,459
Lam Research Corp.	2,516	2,317,840
Marvell Technology, Inc.	16,525	1,106,844
Microchip Technology, Inc.	10,233	908,486
Micron Technology, Inc.	21,185	2,326,537
Monolithic Power Systems, Inc.	893	770,739
NVIDIA Corp.	457,407	53,525,767
NXP Semiconductors NV	4,912	1,292,642
ON Semiconductor Corp.(a)	8,246	645,250
Qorvo, Inc.(a)	1,850	221,630
QUALCOMM, Inc.	21,460	3,883,187
Skyworks Solutions, Inc.	3,075	349,382
Teradyne, Inc.	2,996	392,955
Texas Instruments, Inc.	17,429	3,552,204
		101,107,566
Software — 10.5%
Adobe, Inc.(a)	8,606	4,747,500
ANSYS, Inc.(a)	1,674	525,017
AppLovin Corp., Class A(a)(b)	4,010	309,171
Aspen Technology, Inc.(a)	547	102,809
Atlassian Corp., Class A(a)	3,032	535,360
Autodesk, Inc.(a)	4,116	1,018,792
Bentley Systems, Inc., Class B	2,571	125,310
Cadence Design Systems, Inc.(a)	5,210	1,394,509
Crowdstrike Holdings, Inc., Class A(a)	4,409	1,022,712
Security	Shares	Value
Software (continued)
Datadog, Inc., Class A(a)	5,664	$ 659,516
DocuSign, Inc.(a)	3,906	216,705
Dynatrace, Inc.(a)	5,305	232,996
Fair Isaac Corp.(a)	470	752,000
Fortinet, Inc.(a)	12,543	727,996
Gen Digital, Inc.	11,382	295,818
HubSpot, Inc.(a)	978	486,095
Intuit, Inc.	5,378	3,481,448
Manhattan Associates, Inc.(a)	1,200	306,456
Microsoft Corp.	142,775	59,729,921
MicroStrategy, Inc., Class A(a)	293	473,031
Nutanix, Inc., Class A(a)(b)	4,690	236,892
Oracle Corp.	30,613	4,268,983
Palantir Technologies, Inc., Class A(a)	38,264	1,028,919
Palo Alto Networks, Inc.(a)	6,200	2,013,326
Procore Technologies, Inc.(a)(b)	1,678	119,188
PTC, Inc.(a)	2,312	411,189
Roper Technologies, Inc.	2,044	1,113,469
Salesforce, Inc.	18,067	4,675,739
ServiceNow, Inc.(a)	3,939	3,207,882
Synopsys, Inc.(a)	2,943	1,643,136
Tyler Technologies, Inc.(a)	806	457,897
Unity Software, Inc.(a)(b)	5,705	93,334
Workday, Inc., Class A(a)(b)	4,068	923,924
Zoom Video Communications, Inc., Class A(a)	4,522	273,129
Zscaler, Inc.(a)(b)	1,754	314,580
		97,924,749
Specialized REITs — 1.0%
American Tower Corp.	8,955	1,973,682
Crown Castle, Inc.	8,294	913,004
Digital Realty Trust, Inc.	6,234	931,921
Equinix, Inc.	1,823	1,440,607
Extra Space Storage, Inc.	4,055	647,259
Gaming & Leisure Properties, Inc.	5,007	251,351
Iron Mountain, Inc.	5,637	578,131
Public Storage	3,032	897,229
SBA Communications Corp.	2,095	459,936
VICI Properties, Inc.	19,952	623,700
Weyerhaeuser Co.	13,967	443,592
		9,160,412
Specialty Retail — 1.9%
AutoZone, Inc.(a)	333	1,043,519
Best Buy Co., Inc.	3,763	325,575
Burlington Stores, Inc.(a)	1,221	317,851
CarMax, Inc.(a)(b)	3,029	255,769
Dick’s Sporting Goods, Inc.	1,112	240,581
Floor & Decor Holdings, Inc., Class A(a)(b)	2,030	198,940
Home Depot, Inc. (The)	19,037	7,008,662
Lowe’s Cos., Inc.	10,992	2,698,646
O’Reilly Automotive, Inc.(a)	1,125	1,267,132
Penske Automotive Group, Inc.	369	64,247
Ross Stores, Inc.	6,375	913,091
TJX Cos., Inc. (The)	21,734	2,456,377
Tractor Supply Co.	2,091	550,602
Ulta Beauty, Inc.(a)	915	333,874
Williams-Sonoma, Inc.	2,336	361,332
		18,036,198
Technology Hardware, Storage & Peripherals — 7.0%
Apple Inc.	277,189	61,558,133
Dell Technologies, Inc., Class C	5,068	576,130
Hewlett Packard Enterprise Co.	24,571	489,209

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
HP, Inc.	18,942	$ 683,617
NetApp, Inc.	4,000	507,920
Pure Storage, Inc., Class A(a)	5,895	353,287
Seagate Technology Holdings PLC	3,870	395,398
Super Micro Computer, Inc.(a)	959	672,883
Western Digital Corp.(a)	6,204	415,978
		65,652,555
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.(a)	492	453,934
Lululemon Athletica, Inc.(a)	2,133	551,722
NIKE, Inc., Class B	22,528	1,686,446
		2,692,102
Tobacco — 0.5%
Altria Group, Inc.	32,996	1,617,134
Philip Morris International, Inc.	29,792	3,430,847
		5,047,981
Trading Companies & Distributors — 0.4%
Core & Main, Inc., Class A(a)	3,476	185,862
Fastenal Co.	11,010	778,957
Ferguson PLC	3,925	873,901
United Rentals, Inc.	1,277	966,817
Watsco, Inc.	651	318,658
WW Grainger, Inc.	855	835,173
		3,959,368
Water Utilities — 0.1%
American Water Works Co., Inc.	3,757	534,846
Essential Utilities, Inc.	4,735	192,478
		727,324
Security	Shares	Value
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	7,631	$ 1,390,979
Total Long-Term Investments — 99.7% (Cost: $623,594,883)		932,928,960
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(c)(d)(e)	6,710,118	6,712,802
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(c)(d)	1,778,176	1,778,176
Total Short-Term Securities — 0.9% (Cost: $8,489,493)		8,490,978
Total Investments — 100.6% (Cost: $632,084,376)		941,419,938
Liabilities in Excess of Other Assets — (0.6)%		(6,042,341)
Net Assets — 100.0%		$ 935,377,597
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 3,718,202	$ 2,993,123(a)	$ —	$ 1,072	$ 405	$ 6,712,802	6,710,118	$ 7,189(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	1,089,252	688,924(a)	—	—	—	1,778,176	1,778,176	22,724	—
BlackRock, Inc.	2,088,089	75,610	(8,267)	4,206	340,140	2,499,778	2,852	14,056	—
				$ 5,278	$ 340,545	$ 10,990,756		$ 43,969	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Morningstar U.S. Equity ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	8	09/20/24	$ 2,223	$ 10,169
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 932,928,960	$ —	$ —	$ 932,928,960
Short-Term Securities
Money Market Funds	8,490,978	—	—	8,490,978
	$ 941,419,938	$ —	$ —	$ 941,419,938
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 10,169	$ —	$ —	$ 10,169
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust